Significant Accounting Policies - Schedule of Financial Assets and Liabilities Carried at Fair Value Measured on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets and Liabilities Carried at Fair Value Measured on a Recurring Basis [Line Items]
Warrant liabilities	$ 80,520	$ 833,615
Quoted prices in active markets (Level 1) [Member]
Schedule of Financial Assets and Liabilities Carried at Fair Value Measured on a Recurring Basis [Line Items]
Warrant liabilities
Quoted prices in active markets (Level 2) [Member]
Schedule of Financial Assets and Liabilities Carried at Fair Value Measured on a Recurring Basis [Line Items]
Warrant liabilities
Quoted prices in active markets (Level 3) [Member]
Schedule of Financial Assets and Liabilities Carried at Fair Value Measured on a Recurring Basis [Line Items]
Warrant liabilities	$ 80,520	$ 833,615